Acquisitions (Details 2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Acquisitions Details 2
Pro forma revenue	$ 116,522	$ 23,449	$ 161,937	$ 54,400
Pro forma net loss	$ (1,892,227)	$ (598,455)	$ (2,920,311)	$ (1,058,289)
Basic and fully diluted	$ (0.09)	$ (0.00)	$ (0.15)	$ (0.00)
Weighted-average common shares used in the computation of loss per share-basic and diluted	10,003,981	7,023,809	8,963,000	7,023,809